Subsequent events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events

23. Subsequent events

The Company has evaluated subsequent events through the date of issuance of the combined and consolidated financial statements and noted that there are no other subsequent events that would require recognition or disclosure in the Company’s combined and consolidated financial statements except for the events mentioned below.

On November 19, 2024, the Company registered 7,000,000 Class A ordinary shares of a par value US$0.000001 per share, which may be issued pursuant to awards under the Company’s 2024 Equity Incentive Plan. In November 2024, the Company granted 6,542,700 restricted shares to its employees under 2024 Equity Incentive Plan.

In December 2024, the Company borrowed RMB6 million from Bank of Beijing with an interest rate of 2.9% and the maturity date of the loan is December 2025. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Co., Ltd, to whom the Company paid guarantee service fees based on the loan amount.

In December 2024, the Company issued 1,000,000 restricted and unregistered Class A ordinary shares, with the issuance date quoted market price of US$1.12 per share, par value of US$0.000001 to a third party vendor for its consulting service provided to the Company.